Repurchase Agreements and Securities Lending Transactions Accounted for as Secured Borrowings (Gross Amounts of Liabilities by Class of Underlying Collateral) (Detail) - JPY (¥) ¥ in Billions		Mar. 31, 2019	Mar. 31, 2018
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	[1]	¥ 14,640	¥ 16,657
Securities lending transactions	[1]	1,798	1,833
Japanese government bonds and Japanese local government bonds
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements		2,118	1,358
Securities lending transactions		430	592
Foreign government bonds and foreign agency mortgage-backed securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements		11,613	14,426
Securities lending transactions		396	303
Commercial Paper and Corporate Bonds
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements		223	328
Securities lending transactions		52	48
Equity Securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements		492	406
Securities lending transactions		902	869
Other securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements		194	139
Securities lending transactions		¥ 18	¥ 21

[1]	Amounts exceeded the gross amounts recognized in Note 29 "Offsetting of financial assets and financial liabilities" by ¥1,345 billion and ¥1,194 billion, at March 31, 2018 and 2019, respectively, which excluded the amounts relating to master netting agreements or similar agreements where the MHFG Group did not have the legal right of set-off or where uncertainty exists as to the enforceability.